Revenue	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Revenue	Revenue
a) Disaggregation of revenue

Year ended December 31,	2024	2023
Revenue by source
Operations support services	$1,121,802	$886,963
Equipment and component sales	40,324	65,282
Construction services	3,661	12,435
	$1,165,787	$964,680

By commercial terms
Time-and-materials	$1,026,027	$583,068
Unit-price	125,728	363,979
Lump-sum	14,032	17,633
	$1,165,787	$964,680

Revenue recognition method
As-invoiced	$1,059,858	$600,744
Cost-to-cost percent complete	65,605	298,654
Point-in-time	40,324	65,282
	$1,165,787	$964,680
b) Contract balances

	Note	December 31, 2024	December 31, 2023
Contract assets		$4,135	$35,027

Contract liabilities
Contract liabilities		1,944	59
Long-term contract liabilities (included in other long-term obligations)	15	19,027	16,114
		$20,971	$16,173
The decrease in the contract assets balance reflects a shift in the Company's contracts with customers revenue recognition method away from cost-to-cost percent complete scopes and into as-invoiced scopes.
The Company recognized revenue of $59 in 2024 that was included in the contract liability balance as of December 31, 2023 ($1,411 in 2023 that was included in the contract balance as of December 31, 2022).
c) Performance obligations
The following table provides information about revenue recognized from performance obligations that were satisfied (or partially satisfied) in previous periods:

Year ended December 31,	2024	2023
Revenue (derecognized) recognized	$(8,377)	$2,598
These amounts relate to cumulative catch-up adjustments arising from changes in estimated cost of sales on cost-to-cost percent complete jobs and final settlement of constrained variable consideration. In 2024, final settlements of constrained variable consideration included $8,044 of previously recognized revenue that was derecognized as a result of negotiations with the client in exchange for securing a contract extension, and an additional $822 was derecognized upon final settlement of contractual amounts with another customer.
d) Transaction price allocated to the remaining performance obligations
The following table includes estimated revenue expected to be recognized in the future related to performance obligations that are unsatisfied (or partially unsatisfied) at the end of the reporting period. Included is all consideration from contracts with customers, excluding amounts that are recognized using the as-invoiced method and any constrained amounts of revenue.

For the year ended December 31,
2025	$174,758
2026	52,930
$227,688
e) Unapproved contract modifications
The Company recognized revenue from variable consideration related to unapproved contract modifications for the year ended December 31, 2024, of $nil (year ended December 31, 2023 - $8,032). The Company has recorded amounts in current assets related to uncollected consideration from revenue recognized on unapproved contract modifications as at December 31, 2024, of $nil (December 31, 2023 - $9,482). In 2024, final settlements of unapproved contract modifications included $8,044 of previously recognized revenue that was derecognized as a result of negotiations with the client in exchange for securing a contract extension, and an additional $822 was derecognized upon final settlement of contractual amounts with another customer.